Defined benefit plans (Detail 7)	Dec. 31, 2021	Dec. 31, 2020
Swiss pension plan
Disclosure Of Defined Benefit Plans [Table]
Discount rate	0.34%	0.10%
Rate of salary increase	2.01%	2.00%
Rate of pension increase	0.00%	0.00%
Rate of interest credit on retirement savings	1.04%	0.60%
UK pension plan
Disclosure Of Defined Benefit Plans [Table]
Discount rate	1.82%	1.42%
Rate of salary increase	0.00%	0.00%
Rate of pension increase	3.32%	2.89%
Rate of interest credit on retirement savings	0.00%	0.00%
US and German pension plans
Disclosure Of Defined Benefit Plans [Table]
Discount rate	2.10%	1.62%
Rate of salary increase	2.35%	2.25%
Rate of pension increase	1.80%	1.70%
Rate of interest credit on retirement savings	1.18%	1.12%
UBS AG | Swiss pension plan
Disclosure Of Defined Benefit Plans [Table]
Discount rate	0.34%	0.10%
Rate of salary increase	2.01%	2.00%
Rate of pension increase	0.00%	0.00%
Rate of interest credit on retirement savings	1.04%	0.60%
UBS AG | UK pension plan
Disclosure Of Defined Benefit Plans [Table]
Discount rate	1.82%	1.42%
Rate of salary increase	0.00%	0.00%
Rate of pension increase	3.32%	2.89%
Rate of interest credit on retirement savings	0.00%	0.00%
UBS AG | US and German pension plans
Disclosure Of Defined Benefit Plans [Table]
Discount rate	2.10%	1.62%
Rate of salary increase	2.35%	2.25%
Rate of pension increase	1.80%	1.70%
Rate of interest credit on retirement savings	1.18%	1.12%